Expenses by nature (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Research and development [Abstract]
External research and development expenses	[1]	$ 6,377	$ 7,076	$ 23,163	$ 18,644
Employee expenses	[2],[3]	3,694	3,491	11,686	8,733
Total research and development expenses	[4]	10,071	10,567	34,849	27,377
General and administrative [Abstract]
External costs	[1]	3,223	3,694	12,463	10,402
Employee expenses	[3],[5]	2,062	2,304	6,248	6,222
Total general and administrative expenses	[4]	5,285	5,998	18,711	16,624
Total operating expenses		15,356	16,565	53,560	44,001
Share based compensation expense (benefit) included in employees expenses for employees in research and development department		900	1,100	3,100	2,700
Share-based compensation expense (benefit) included in employees expenses for employees in general and administrative department		900	1,200	2,700	3,200
Foreign exchange gain/loss [Abstract]
Foreign exchange gain/loss		$ (15)	$ (247)	$ (616)	$ 1,613

[1]	Includes depreciation expense.
[2]	Included in employee expenses is share-based compensation expense of $0.9 million and $3.1 million for the three and nine months ended September 30, 2026, respectively, relating to employees in the research and development department (three and nine months ended September 30, 2025, expense of $1.1 million and $2.7 million, respectively).
[3]	Includes termination expenses incurred.
[4]	Depreciation and other expenses have been reclassified to external research and development expenses and depreciation has been reclassified to external costs for all periods presented as it provides more relevant information.
[5]	Included in employee expenses is share-based compensation expense of $0.9 million and $2.7 million for the three and nine months ended September 30, 2026, respectively, relating to employees in the general and administrative department (three and nine months ended September 30, 2025, expense of $1.2 million and $3.2 million, respectively).